Schedule - Supplementary Insurance Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		$ 5,200	$ 4,063	$ 3,778
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		45,397	40,730	36,765
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		786	831	724
Supplementary Insurance Information, Net investment income	[2]	1,982	1,900	1,849
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		2,740	2,598	2,421
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		68	207	374
Supplementary Insurance Information, Other operating expenses	[2]	1,044	1,055	981
Supplementary Insurance Information, Premiums written		0	0	0
IPS - Annuity [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		3,070	2,495	2,214
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		15,160	12,619	10,985
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		459	518	416
Supplementary Insurance Information, Net investment income	[2]	591	546	546
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		1,257	1,198	1,071
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		13	120	185
Supplementary Insurance Information, Other operating expenses	[2]	334	300	295
Supplementary Insurance Information, Premiums written		0	0	0
Retirement Plans Segment [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		222	216	179
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		15,940	14,905	14,313
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Net investment income	[2]	752	750	743
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		494	482	473
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		7	(28)	(2)
Supplementary Insurance Information, Other operating expenses	[2]	163	153	151
Supplementary Insurance Information, Premiums written		0	0	0
IPS - Life And NBSG [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		1,937	1,717	1,557
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		11,582	10,763	10,068
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		292	284	282
Supplementary Insurance Information, Net investment income	[2]	602	565	544
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		941	875	849
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		115	122	125
Supplementary Insurance Information, Other operating expenses	[2]	371	348	347
Supplementary Insurance Information, Premiums written		0	0	0
Corporate and Other Segment [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		(29)	(365)	(172)
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		2,715	2,443	1,399
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		35	29	26
Supplementary Insurance Information, Net investment income	[2]	37	39	16
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		48	43	28
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		(67)	(7)	66
Supplementary Insurance Information, Other operating expenses	[2]	176	254	188
Supplementary Insurance Information, Premiums written		$ 0	$ 0	$ 0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.